Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Trading Symbol	PACQU
Entity Registrant Name	PRIME ACQUISITION CORP
Entity Central Index Key	0001485922
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer